Convertible Notes (Tables)	9 Months Ended
Sep. 30, 2021
Convertible Notes
Schedule of Outstanding Convertible Notes Payable

A roll forward of convertible notes from December 31, 2020 to September 30, 2021 is below:

Convertible notes, December 31, 2020	$-
Issued for cash	2,500,000
Issued for original issue discount	250,000
Debt discount related to convertible notes	(1,578,767)
Conversion to common stock	(500,000)
Conversion to preferred stock	(2,250,000)
Amortization of debt discounts	1,578,767
Convertible notes, September 30, 2021	$-